FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of The Company’s Investments
The following tables represent the fair value hierarchy of the Company’s investments as of September 30, 2024 and 2023, respectively (amounts in thousands):

September 30, 2024	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Short-term investments:
U.S. Treasury	$3,836	$—	$3,836	$—
Commercial paper	15,984	—	15,984	—
Corporate debt securities	17,064	—	17,064	—
Total short-term investments at fair value	36,884	—	36,884	—
Long-term investments:
Corporate debt securities	11,410	—	11,410	—
Total long-term investments at fair value	11,410	—	11,410	—

Total assets at fair value	$48,294	$—	$48,294	$—

September 30, 2023	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Short-term investments:
U.S. Treasury	$40,254	$40,254	$—	$—
Corporate debt securities	34,446	—	34,446	—
Total short-term investments at fair value	74,700	40,254	34,446	—
Long-term investments:
U.S. Treasury	1,304	1,304	—	—
Total long-term investments at fair value	1,304	1,304	—	—

Total assets at fair value	$76,004	$41,558	$34,446	$—

Liabilities:
Current liabilities:
Acquisition-related contingent consideration	$7,976	$—	$7,976	$—
Total liabilities at fair value	$7,976	$—	$7,976	$—

Schedule of Acquisition-related Contingent Consideration Measured at Fair Value
The following table includes a roll-forward of the contingent consideration liability (amounts in thousands):

Balance at September 30, 2022	$5,920
Expenses recorded due to changes in fair value	2,056
Balance at September 30, 2023	7,976
Expenses recorded due to changes in fair value	136
Cash payment of contingent consideration associated with the ID R&D Acquisition	(4,641)
Issuance of common stock as contingent consideration associated with the ID R&D Acquisition	(3,471)
Balance at September 30, 2024	$—